Restricted Cash, Deposits and Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Restricted cash deposits and marketable securities [Abstract]
Schedule of Restricted Cash, Deposits and Marketable Securities
	December 31
	2018	2017
	€ in thousands
Marketable securities (1)	2,132	2,162
Short-term restricted cash (2)	4,653	15
Restricted marketable securities (3)	-	3,250
Long-term restricted non-interest bearing bank deposits (4)	408	1,458
Restricted cash, long-term bank deposits (5)	1,654	2,202
Long-term restricted cash and deposits	2,062	3,660

(1)
During 2017 and 2018, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 3.389% and a maturity date of December 30, 2018. During 2017, the Company invested in a traded Corporate Bond (rated Baa3 by Moody's) with a coupon rate of 4.435% and a maturity date of December 30, 2020 and in 5.8% WACHOVIA Fixed Interest Float.

(2)	Current accounts and bank deposits securing short term obligations. Bank deposits securing the Company's forward contracts. The annual interest rate as of December 31, 2018 was 0.58%.
(3)	Marketable securities securing the Company's Forward contracts.
(4)
Deposits used to secure obligations towards the Israeli Electricity Authority for the license for the pumped-storage project in the Manara Cliff in Israel and to secure obligations under loan agreements (see Note 11).

(5)	Bank deposits used to secure obligations under loan agreements (see Note 11).